Goodwill and intangible assets - Summary of Future Annual Amortization Expense (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2024	$ 250
2025	250
2026	250
2027	250
2028	250
Thereafter	71
Total amortization expense	$ 1,321	$ 2,528